SUPPLEMENT DATED DECEMBER 15, 2022

TO THE PACIFIC SELECT FUND SUMMARY PROSPECTUS DATED MAY 1, 2022

FOR EMERGING MARKETS DEBT PORTFOLIO

This supplement revises the Pacific Select Fund Summary Prospectus dated May 1, 2022 for Emerging Markets Debt Portfolio (the “Prospectus”) and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

In the Management subsection, information regarding Arthur Duchon-Doris, CFA is deleted from the “Portfolio Manager and Primary Title with Sub-Adviser/Experience with Fund” table.